6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable And Accrued Expenses Details
Related party payables due to Kevin Cassidy for amounts paid on behalf of UREE	$ 903	$ 0
Related party payables due to CRE Cloud Solutions for services	3,248	0
Related party payables due to Lattimore Properties, Inc. for amounts paid on behalf of UREE	74,230	80,470
Related party payables due to Logic International Consulting Group for services	208,959	0
Related party payable and accrued expenses	$ 287,340	$ 80,470